Acquisitions	12 Months Ended
Dec. 31, 2023
Acquisitions [Abstract]
ACQUISITIONS

NOTE 3:- ACQUISITIONS

1.	Acquisition of NCDC S.A:

On December 4, 2023 (“the NCDC Acquisition Date”), the Company completed the acquisition of all of the outstanding shares of NCDC S.A. (“NCDC”), a polish entity that provides services which allows quick set up of insurance systems through automation and digitalization for P&C (Property and Casualty) insurance products. The acquisition of NCDC expands the Company’s ability to support the Company software products mainly in the Nordic region.

The purchase price amounted to $11,667 in total, of which, $10,179 were paid in cash on the acquisition date, $1,063 are deferred payments ($638 will be paid after 12 months and $425 will be paid after 18 months from the acquisition date) and up to $425 will be paid by the end of March 2024 subject to net working capital adjustments. In addition, NCDC’s three key employees have retention-based payments over two years (2024-2025) of up to $523. These payments are subject to continued employment, and therefore were not included in the purchase price and will be expensed over the requested employment period.

Acquisition related costs amounted to $325, and are presented under selling, marketing, general and administrative in the Company’s consolidated statements of income. The results of NCDC’s operations have been included in the consolidated financial statements from the NCDC Acquisition Date.

The following table summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed:

Current assets (including cash acquired of $2,119)	$3,786
Goodwill	3,153
Customer relationships	4,359
Other long-term assets	2,439

Total assets acquired	$13,737

Current liabilities	$918
Deferred revenues	122
Deferred tax liabilities	828
Other long-term liabilities	202

Total liabilities acquired	$2,070

Net assets acquired	$11,667

The preliminary balances presented in these financial statements are subject to certain changes upon finalization of the purchase price once the net working capital adjustments are agreed with the seller.

The excess of purchase consideration over the fair value of net tangible and intangible assets acquired was recorded as goodwill. The goodwill from the acquisition of NCDC is primarily attributable to potential synergy with Sapiens, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of income.

2.	Acquisition of I.T Cognitive Ltd.:

On May 19, 2022, Sapiens completed the acquisition of 100% of the outstanding shares of I.T Cognitive Ltd. (“Cognitive”), an Israeli company which provides digital transformation solutions, for a total cash consideration of $3,466.

Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of income.